November 24, 2010
VIA EDGAR AND FACSIMILE
Mr. Justin Dobbie
Special Counsel
Division of Corporation Finance
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Huntington Ingalls Industries, Inc. (formerly New Ships, Inc.) Form 10-12B Filed October 15, 2010 File No. 001-34910
Dear Mr. Dobbie:
This letter responds to the letter from the staff (the “Staff”) of the United States Securities and Exchange Commission (the “Commission”), dated November 10, 2010, regarding the Registration Statement on Form 10-12B (the “Form 10”) of Huntington Ingalls Industries, Inc., formerly New Ships, Inc. (the “Company,” “HII,” “we” or “us”), filed on October 15, 2010. The Company has filed Amendment No. 1 to the Form 10 (“Amendment No. 1”) today by electronic submission. Each of your comments is set forth below, followed by our corresponding response.
Please note that, in addition to responses to your comments, the revisions to the Form 10 in Amendment No. 1 reflect:
•	the Company’s name change on November 24, 2010; and

•	updated financial information for the nine-month period ending September 30, 2010, primarily including revisions to the Management’s Discussion and Analysis, the Unaudited Pro Forma Financial Statements and the Unaudited Condensed Consolidated Financial Statements.
Where your comments reflected questions related to disclosure in connection with our financial information for the six-month period ended June 30, 2010, we have updated the financial information and addressed your comment as it would be applicable to the updated information.
Defined terms used but not defined herein have the meanings set forth in the Form 10.
4101 Washington Avenue • Newport News, VA 23607 • Telephone (757) 380-2000

Mr. Justin Dobbie
November 24, 2010

Form 10 filed October 15, 2010
General
Comment 1

Please be advised that your registration statement will automatically become effective 30 days after the receipt by the Commission of a certification by the national securities exchange that the security has been approved by the exchange for listing and registration. Upon effectiveness, you will become subject to the reporting requirements of the Securities Exchange Act of 1934, even if we have not cleared our comments. In this regard, we note that on page 13 and elsewhere in the information statement, as a condition to completion of the spin-off, you state that the SEC shall have “declared effective” the registration statement on Form 10. Please revise your filing and confirm your understanding that the registration statement will be deemed effective by lapse of time 30 days after receipt of the exchange certification.
Response 1
We confirm that we are aware that the registration statement will automatically become effective 30 days after the receipt by the Commission of a certification by the NYSE that our securities have been approved for listing and registration, and that we will become subject to the Securities Exchange Act of 1934 even if comments have not been cleared. The information statement reflects our current intent to request an acceleration of effectiveness for the Form 10 upon the delivery of the NYSE notification to the Commission.
Comment 2

Please refile Exhibits 10.11, 10.12 and 10.13 to include conformed signatures on the signature pages. Please also confirm that you have filed all exhibits and schedules to these agreements.
Response 2
We have refiled these exhibits to include signature pages. We confirm that all exhibits and schedules to these agreements have been filed (some as stand-alone exhibits to the registration statement).
Exhibit 99.1
Cover Page of Information Statement
Comment 3

Please state the approximate date on which the information statement is first sent or given to security holders.

Mr. Justin Dobbie
November 24, 2010

Response 3
We have added this statement and will provide the date when finally determined.
Summary, page 1
Comment 4

Please shorten your “Summary” to eliminate redundancy. The charts and much of the disclosure on pages 2-6, for example, also appear on pages 78-82.
Response 4
We have revised our disclosure as requested.
Comment 5

Refer to the first paragraph of the “Our Company” section. Please provide us with quantifiable support for all the assertions in this paragraph, such as, for example, that you provide “more ships, in more ship types and classes” than any other U.S. naval shipbuilder and are the “sole” builder of various ships.
Response 5
We will separately provide you with sources for factual assertions in this paragraph.
Comment 6

Please revise here and throughout your filing to eliminate qualitative, unsubstantiable language. We note, for example, the terms “state-of-the-art,” “unique,” “broad,” “experienced,” “significant,” “robust,” “first-in-class,” “world-class” and “dedicated and qualified.” Please revise or advise.
Response 6
We have revised our disclosure as requested. We continue to refer to our management team as “experienced,” as evidenced by their biographies included in the “Management” section of the information statement.
Comment 7

Refer to the third paragraph of the “Our Company” section. Please disclose that you plan to close your Avondale facility in 2013.
Response 7
We have revised our disclosure as requested.

Mr. Justin Dobbie
November 24, 2010

Newport News, page 1
Comment 8

Please define NGSB upon first use of the term. Please also define ICGS when it first appears on page 33 and revise the remainder of the document accordingly.
Response 8
We have revised our disclosure as requested. Generally, we have revised the document to ensure that definitions for entities and other terms are provided upon the first use of each defined term, except for all programs, which are defined in the “Glossary of Programs.” For ease of understanding, we have additionally provided a centralized location for definitions for all corporate entities in the “Transaction Summary.”
Our Strategy, page 6
Comment 9

Please revise to specify how you intend to strengthen and protect your market position and execute well on contracts. General terms such as “align our business,” “improve performance” and “streamline our operations and footprint” do not suffice.
Response 9
We have revised this disclosure to reflect a more detailed summary of the Company’s strengths and strategies to explain these statements.
The Spin-Off, page 6
Overview, page 6
Comment 10

Please revise to disclose here that New Ships, in connection with the spin-off, will incur debt to fund a cash transfer to NGSC and will enter into a revolving credit facility. Disclose the amounts of this new debt when known.
Response 10
We have revised our disclosure as requested and will provide actual amounts when finally determined.

Mr. Justin Dobbie
November 24, 2010

Questions and Answers About the Spin-Off, page 7
Why is the separation of New Ships structured as a spin off?, page 7
Comment 11

Please specify in more detail how the spin-off will “improve flexibility,” “benefit both Northrop Grumman and the shipbuilding business” and “create long-term value for stockholders of both Northrop Grumman and New Ships.”
Response 11
We have revised our disclosure as requested.
Comment 12

Refer to the October 15, 2010 Northrop Grumman news release regarding the possible spin-off of its shipbuilding business. Please revise this question and answer to address the statement that Northrop Grumman is exploring various alternatives, including a sale of the unit. Please discuss why you have elected a spin-off rather than the various alternatives.
Response 12
We have revised our disclosure as requested.
How will fractional shares be treated in the spin-off?, page 8
Comment 13

Please advise as to whether the distribution agent, in its sole discretion, will determine when, how, and through which broker-dealers and at what price to sell the aggregated fractional shares. Please also confirm that the distribution agent and the broker-dealers it uses are not affiliates of Northrop Grumman or New Ships.
Response 13
The distribution agent will act in its sole discretion to determine broker-dealers and set prices (at prevailing market prices, as disclosed in the information statement). We confirm that the distribution agent and the broker dealers will not be affiliates of Northrop Grumman or the Company.
What indebtedness will New Ships have following the spin-off?, page 9
Comment 14

Please disclose the amount of the New Ships Debt that will be used for general corporate purposes and the amount that will be used for the cash transfer to NGSC. Please also quantify all indebtedness referenced in this question and answer.

Mr. Justin Dobbie
November 24, 2010

Response 14
We have revised our disclosure as requested and will provide actual amounts when finally determined.
Comment 15

Please revise to include a separate question and answer to disclose the material terms of the Contribution, including the business purpose of the transaction.
Response 15
We have revised our disclosure as requested.
Comment 16

Please define and briefly provide the terms of the GO Zone IRBs.
Response 16
We have revised our disclosure as requested.
Comment 17

Please discuss in greater detail the “guarantees related to New Ships indebtedness” that were formerly Northrop Grumman indebtedness and how they will be treated in the spin-off. To the extent material, please add risk factor disclosure addressing the fact that Northrop Grumman will no longer be providing guarantees of this indebtedness.
Response 17
The only guarantee of HII indebtedness provided by Northrop Grumman is the guarantee of the GO Zone IRBs, which guarantee will remain with Current NGC after the spin-off. As we have disclosed in the information statement, we intend to purchase outstanding GO Zone IRBs through a tender offer. Accordingly, the principal amount of GO Zone IRBs outstanding and covered by the guarantee will be reduced by the amount we purchase in the tender offer. Actual amounts related to the tender offer will be disclosed when known. We have also revised the disclosure to make clear that the guarantee by Northrop Grumman Systems Corporation, currently our affiliate, and, after the spin-off transaction, Northrop Grumman’s primary operating subsidiary, of the $83.7 million Revenue Bonds issued by the Mississippi Business Finance Corporation for our benefit will remain in place after the spin-off. Outstanding Northrop Grumman debt will remain with New NGC. We do not believe an additional risk factor is necessary with respect to these guarantees.

Mr. Justin Dobbie
November 24, 2010

Risk Factors, page 21
Comment 18

Please delete the last sentence of the first paragraph. Your risk factors section should only reference material risks known to you and not those that you do not anticipate or do not consider significant.
Response 18
We have eliminated this sentence as requested.
Comment 19

Please revise the risk factors section to eliminate language that tends to mitigate the risk. For example, please avoid statements that you do not believe the resolution of a particular matter will have a material adverse effect on your business, financial condition or results of operations.
Response 19
We have revised our disclosure to eliminate such language as requested.
Our results of operations depend on the award of new contracts, page 23
Comment 20

We note your statement that the President’s 2011 budget request proposes reductions to certain programs in which you participate or expect to compete. Please briefly disclose the names of these programs and the amount of the proposed reductions.
Response 20
We have revised our disclosure as requested.
Comment 21

Please revise to disclose the “recent quality issues” raised by the U.S. Navy regarding the LPD-17 ships. Specifically address the press reports that the Department of Defense recently declared that the San Antonio-class would not be effective in combat and could not operate reliably after being hit or advise.
Response 21
We have revised our disclosure as requested.

Mr. Justin Dobbie
November 24, 2010

Competition within our markets and an increase in bid protests, page 25
Comment 22

Please revise to disclose the amount that shipbuilding activity has been reduced over the past decade.
Response 22
We have revised our disclosure as requested.
We may not realize the anticipated benefits related to the wind down, page 27
Comment 23

Please estimate the substantial restructuring and facilities shutdown-related costs and asset write-downs related to the wind down of your operations at Avondale or advise.
Response 23
We have revised our disclosure as requested.
Our actual results may differ materially from the business trends, page 33
Comment 24

This risk factor appears to present risks that could apply to any issuer or any offering. Please revise or eliminate.
Response 24
We have eliminated this risk factor as requested.
We expect to incur new indebtedness upon consummation of the spin-off, page 34
Comment 25

Please revise to disclose that you intend to enter into a credit facility.
Response 25
We have revised our disclosure as requested.

Mr. Justin Dobbie
November 24, 2010

Reasons for the Spin-Off, page 41
Comment 26

Please briefly disclose the “different financial and operating characteristics” that the shipbuilding business has and the “inherently different strategies” that are required to maximize the long-term value of the shipbuilding business, as opposed to the other businesses. Please also disclose why the current structure is not the “most effective” to “design and implement the distinct strategies” necessary to maximize long-term value.
Response 26
We have revised our disclosure as requested.
Unaudited Pro Forma Condensed Consolidated Financial Statements, page 54
Comment 27

Please revise the introductory paragraph and the notes to the pro forma condensed consolidated financial statements to disclose the nature and significant terms of the Contribution transaction.
Response 27
We have revised our disclosure as requested.
Comment 28

We note from pages 125 to 126 that as part of the spin-off you will be entering into several agreements with Northrop Grumman such as the Employee Matters Agreement, Tax Sharing Agreement, and Transition Services Agreement. Please revise the pro forma financial statements to include any appropriate adjustments as a result of these agreements. For example, after the spin-off it appears you will have a recurring expense under the Transition Services agreement. Please revise to include a pro forma adjustment for the expense that would have been recorded for the six months ended June 30, 2010 and the year ended December 31, 2009, if you had completed the spin-off as of January 1, 2009.
Response 28
The intent of the various agreements is to provide us with a continuity of certain services that are substantially similar to what NGSB now receives from Northrop Grumman and at costs that we believe are also substantially comparable to allow us sufficient time to develop our own infrastructure to internally provide these services. These agreements will be established on a cost-reimbursement basis, and as such, the amounts we will incur to obtain these services will be on a basis that is substantially consistent with the cost basis for these services that is reflected in the historical financial statements. Accordingly, we do not believe that any pro forma adjustments are necessary to reflect the impact of these agreements.

Mr. Justin Dobbie
November 24, 2010

Comment 29

We note from your disclosure on page 36 that you expect to incur additional annual expenses related to becoming a public entity and following the reporting requirements of the SEC, including additional directors and officers liability insurance, directors fees, transfer agent fees, increased salary expenses for the hiring of additional accounting, legal and administrative personnel, increased auditing and legal fees and other related expenses. Please revise to include a pro forma adjustment for the estimate of this incremental expense.
Response 29
We have prepared an estimate of our stand-alone costs as a public entity and do not currently expect that this cost structure will be substantially different from that which has been included in the historical financial statements. Accordingly, we have revised this risk factor to reflect this position and do not believe any pro forma adjustments are necessary.
Comment 30

Please tell us the nature and terms of any new compensation contracts with management as a result of the spin-off. If there are new compensation contracts that are directly a result of the separation from Northrop Grumman, please revise your pro forma financial statements to include disclosure of the contractual terms of the contracts and the applicable pro forma adjustments.
Response 30
We have not yet determined whether we will enter into any such contracts. We will revise our disclosure in a future amendment when such determination is made.
Notes to Unaudited Pro Forma Condensed Consolidated Financial Statements
Footnote B, page 58
Comment 31

We note your disclosure that this adjustment to interest expense reflects New Ships’ issuance of debt in 2010 as described in Note C below. Please revise this footnote to include disclosure of the interest rate used to calculate the amount of the pro forma adjustment to interest expense.
Response 31
We have revised our disclosure as requested and will provide actual numbers when finally determined.

Mr. Justin Dobbie
November 24, 2010

Footnote C, page 58
Comment 32

Please revise to include disclosure of the significant terms of the New Ships Debt such as total amounts, maturity dates and interest rates. Also, please disclose how you will account for any costs and expenses related to obtaining the new debt.
Response 32
We have revised our disclosure as requested. Any costs and expenses directly related to obtaining the new debt will be capitalized in accordance with GAAP.
Management’s Discussion and Analysis of Financial Condition and Results of Operations
Comment 33

We note the discussion on pages 125 through 127 regarding the terms of the various agreements to be entered into with Northrop Grumman in connection with the spin-off transaction. Please revise MD&A and the notes to the Company’s financial statements to disclose the nature and significant terms of each of these agreements as required by ASC 850-10-50-1. In addition, please revise MD&A to discuss the expected impact of these agreements on the Company’s financial condition and results of operations in future periods.
Response 33
We have revised our disclosure in the MD&A to include what we expect will be the nature and significant terms of the Transition Services Agreement and the Tax Matters Agreement. We have also revised our disclosure in the MD&A and Note 1 to the Unaudited Condensed Consolidated Financial Statements to reflect our expectation that these agreements will not have a material effect on our financial position or results of operations.
Consolidated Operating Results, page 61
Comment 34

We note your disclosure that one reason for the decrease in interest expense for the six months ended June 30, 2010 and also for the year ended December 31, 2009, was higher capitalized interest in those periods. Please tell us, and revise the notes to the financial statements to disclose your policy for capitalizing interest. Also, please disclose the amount of interest capitalized for each period in which an income statement is presented. See guidance in ASC 835-20-50-1.

Mr. Justin Dobbie
November 24, 2010

Response 34
NGSB capitalizes interest on expenditures for property, plant & equipment on projects with construction periods in excess of three months. Such amounts are capitalized during the construction period through the date that the asset is made available for use. Capitalized interest amounted to $3 million, $4 million and $8 million for the years ended December 31, 2007, 2008 and 2009. While these amounts, and the comparable amounts in the interim financial statements, are informative in explaining the period-to-period fluctuations in interest expense for MD&A purposes, the amounts are immaterial and we do not believe these amounts need to be separately disclosed in the footnotes to the financial statements. Additionally, due to the immateriality of the amounts involved, we do not believe that our policy on capitalized interest constitutes a significant accounting policy that warrants separate disclosure. We will continue to monitor the amount of capitalized interest and disclose our interest capitalization policy and such amounts if they become material in future periods.
Net Cash (Used In) Provided by Operating Activities, page 66
Comment 35

We note your disclosure that the decrease in net cash used in operating activities for the six months ended June 30, 2010 was driven primarily by unfavorable contract billing adjustments. Please tell us the nature of these contract billing adjustments and explain to us how they were accounted for in the Company’s financial statements. Also, please explain in detail the nature and timing of the events and circumstances that gave rise to the contract billing adjustments.
Response 35
The negative performance adjustments on the LPD-22 through LPD-25 contract, which are described in more detail in “Notes to Condensed Consolidated Financial Statements (Unaudited)—Note 6,” caused an increase in total costs at completion on the contract and reduced our percentage of completion on the contract, which in turn delayed our ability to bill our customer for new work performed until we surpassed the percentage of completion that we had achieved before the cost increases were identified. In addition to including unaudited interim financial statements for the nine months ended September 30, 2010, we have revised the cash flow disclosures in the information statement to clarify the impacts of these adjustments by amending our disclosure of the changes in net cash provided by operating activities.
Liquidity and Capital Resources, page 69
Comment 36

We note from your disclosure elsewhere in the filing that you expect to have new indebtedness upon completion of the spin-off. Please revise the liquidity section of MD&A to disclose the amount of the expected borrowings and the expected terms of these new borrowing arrangements, such as expected interest rates, payment terms and maturity dates.

Mr. Justin Dobbie
November 24, 2010

Response 36
We have revised our disclosure as requested and will provide actual amounts when finally determined.
Comment 37

Please revise to discuss the effect on your liquidity of the tender for the industrial revenue bonds.
Response 37
We have revised our disclosure as requested and will provide actual dates and amounts when known.
Comment 38

You state that you may borrow funds from Northrop Grumman to accommodate timing differences in cash flows. Please discuss any expectations regarding timing, terms and amount of any such borrowing. Please also reconcile this disclosure with the disclosure in the “Additional Capital” section on page 71.
Response 38
We have revised our disclosure as requested.
Contractual Obligations, page 72
Comment 39

According to your disclosure on page 128 and elsewhere, prior to the completion of the spin-off, New Ships will incur the New Ships Debt, the proceeds of which are expected to be used to fund the Contribution and for general corporate purposes, and will enter New Ships Revolving Credit Facility. However, no information has been provided with respect to New Ship’s future contractual payment obligations including its long-term debt obligations. In this regard, we believe management should include a pro forma contractual obligations table to help an investor understand the nature, type and amounts of New Ship’s long-term contractual obligations upon the separation of the Northrop Grumman Shipbuilding business into a separate independent company.
Response 39
We have revised the contractual obligations table in the MD&A to additionally include the pro forma adjustments resulting from the Company’s separation from Northrop Grumman. Actual amounts will be provided when finally determined.

Mr. Justin Dobbie
November 24, 2010

Competitive Strengths, page 84
Comment 40

Please provide the Staff with quantifiable support for the assertions in the “We Have Unique Facilities and Broad Manufacturing Capabilities” section. Please also revise to briefly explain the “Composites Center of Excellence.”
Response 40
We will separately provide you with sources for factual assertions in this paragraph. Additionally, we have revised the disclosure to remove unquantifiable language (e.g. “unique” and “broad”). We have revised to explain the work performed at the Gulfport facility and removed references to “Composites Center of Excellence” throughout the document.
Execute well on all contracts, page 85
Comment 41

Please disclose the “past operational issues.”
Response 41
We have revised our disclosure as requested.
Customers, page 90
Comment 42

Please define “significant supplier” and quantify the number of DoD programs for which you are either a sole source or significant supplier.
Response 42
We have revised our disclosure to remove the word “significant” and to make explicit the programs for which the Company is sole source or one of two suppliers.
Management, page 97
Comment 43

Please revise to include the five-year employment history for Mr. Edenzon and Mr. Mulherin.

Mr. Justin Dobbie
November 24, 2010

Response 43
We have revised our disclosure as requested.
Executive Compensation, page 100
Comment 44

Please disclose whether you anticipate entering into employment agreements with any of your named executive officers.
Response 44
We have not yet determined whether we will enter into any such contracts. We will revise our disclosure in a future amendment when such determination is made.
Certain Relationships and Related Party Transactions, page 125
Comment 45

Please revise to provide the material terms of the Employee Matters Agreement, the Insurance Matters Agreement, and the Transition Services Agreement, including the “certain services” that will be provided.
Response 45
We will revise our disclosure in a future amendment to provide the material terms of these agreements, including the services provided, when finally determined.
Comment 46

We note from your disclosure that the Separation and Distribution agreement will identify certain transfers of assets and assumptions of liabilities that are necessary in advance of your separation from Northrop Grumman and it will also provide for the settlement or extinguishment of certain liabilities and other obligations between New Ships and Northrop Grumman. Please tell us the nature and amount of any assets to be transferred or liabilities that will be assumed by New Ships as a result of the spin-off and the Separation and Distribution agreement that have not been recorded in the historical financial statements of New Ships as of June 30, 2010. Also, any liabilities that are currently recorded in the historical financial statements of New Ships that will be extinguished as part of the spin-off should be shown as a pro forma adjustment to the unaudited pro forma financial statements and described in the notes to the pro forma financial statements.

Mr. Justin Dobbie
November 24, 2010

Response 46
There are no material assets to be transferred or liabilities that will be assumed by us as a result of the spin-off and the Separation and Distribution Agreement that are not reflected in our historical financial statements. The pro forma adjustments in the unaudited pro forma balance sheet will include the effects of any liability extinguishments made as part of the spin-off. We have revised our disclosure to refer readers to footnote [D] of the pro forma adjustments to the unaudited pro forma financial statements.
Description of Material Indebtedness, page 128
Comment 47

Please disclose the material terms of the notes payable to Northrop Grumman.
Response 47
We have revised our disclosure as requested.
Unaudited Interim Financial Statements for the Six Months Ended June 30, 2010
Comment 48

Please ensure that changes made due to comments related to the audited financial statements for the year ended December 31, 2009 are made to the interim financial statements as applicable.
Response 48
We confirm that any such applicable changes were made.
Note 7. Goodwill and Other Purchased Intangible Assets, page F-10
Comment 49

We note from your disclosure that at June 30, 2010, the Gulf Coast segment had a goodwill allocation of $488 million. In light of the operating loss of the Gulf Coast segment in the six months ended June 30, 2010, as well as in the past two years, and the negative cash provided by operating activities of Northrop Grumman Shipbuilding, please tell us whether you performed an interim impairment analysis on the goodwill recorded in the Gulf Coast segment in the six months ended June 30, 2010. If not, please explain to us why you do not believe an interim impairment analysis was necessary pursuant to the guidance in ASC 350-20-35-30.

Mr. Justin Dobbie
November 24, 2010

Response 49
We have performed an impairment analysis of goodwill along with other long-lived assets as of June 30, 2010, principally as a result of the decision in the second quarter of 2010 to wind down shipbuilding operations at the Avondale, Louisiana facility. Based on the analysis, we have determined that no impairment was indicated. We have revised our disclosure accordingly.
Note 16. Related Party Transactions and Parent Company Equity, page F-18
Comment 50

We note your disclosure that the Northrop Grumman management and support services allocations totaled $70 million and $44 million for the six months ended June 30, 2010 and 2009, respectively. Please tell us, and revise your discussion in MD&A, to explain the reason for the significant increase in this allocation between the six months ended June 30, 2009 and the six months ended June 30, 2010.
Response 50
The cost allocations for management and support services from Northrop Grumman are included within the “Corporate Home Office and Other General and Administrative Costs” caption in the MD&A section of the information statement. The change in corporate home office and other general and administrative costs that is discussed in our MD&A comments reflects the impacts of the period-to-period changes in the Northrop Grumman management and support services allocations.
Audited Financial Statements for the Year Ended December 31, 2009
Balance Sheet, page F-24
Comment 51

We note from your disclosure on page 9 and elsewhere that you will incur debt in an undisclosed amount from third parties, the proceeds of which are expected to fund a “contribution” to NGSC at or prior to the separation. We believe that this payment is analogous to a dividend paid to the owners at the time of the separation and as such, we believe that you should revise to present a pro forma balance sheet alongside the historical balance sheet, reflecting accrual of this planned distribution. See Staff Accounting Bulletin Topic 1.B.3.

Mr. Justin Dobbie
November 24, 2010

Response 51
Prior to the effective date of the Form 10 and when the final amounts of the HII Debt and the Contribution are known, we will include a footnote in the audited annual financial statements in a form substantially as follows:
Unaudited Pro Forma Capitalization Information — The following table presents NGSB’s historical capitalization at December 31, 2009. The table also presents the pro forma capitalization at that date reflecting the spin-off, including: (i) the distribution of Huntington Ingalls Industries, Inc. (“HII”) common stock by Northrop Grumman to its stockholders; and (ii) the incurrence of $_______of debt by HII (the “HII Debt”) prior to completion of the spin-off and the making of a contribution of $__________ by HII to Northrop Grumman Systems Corporation, a subsidiary of Northrop Grumman (the “Contribution”). HII will record the net proceeds of the HII Debt after funding the Contribution as Cash and cash equivalents on its Consolidated Statement of Financial Position.
The distribution of HII common stock to Northrop Grumman’s stockholders includes adjustments for the recapitalization transactions in which HII’s common stock will be converted into approximately _____ million shares of common stock. In connection with this recapitalization, the amount of Northrop Grumman’s net investment in HII, including intercompany debt and accrued interest thereon which was recorded as Notes payable to parent in the consolidated statement of financial position, will be contributed to Additional paid-in capital.
The spin-off and the related transactions and events described above were prepared as if the spin-off and the related transactions and events, including our financing transaction, had occurred on December 31, 2009.

Mr. Justin Dobbie
November 24, 2010

	As of December 31, 2009
	Historical	Pro Forma
(in millions)	(unaudited)
Capitalization:

Liabilities
Notes payable to parent	537		—
Accrued interest on notes payable to parent	212		—
Total other current liabilities	1,183		1,183
Long-term debt	283
Other post-retirement plan liabilities	502		502
Pension plan liabilities	379		379
Workers’ compensation liabilities	265		265
Deferred tax liabilities	121		121
Other long-term liabilities	82		82

Equity
Common stock ($1.00 par value)	—
Preferred stock (authorized but unissued, par value $1.00)	—
Parent’s equity in unit	1,968		—
Additional paid in capital			2,829
Contribution
Accumulated other comprehensive loss	(531)		—

Total capitalization	$5,001	$

Note 2. Summary of Significant Accounting Policies
Basis of Presentation, page F-27
Comment 52

We note your disclosure that the expense allocations for certain corporate functions historically provided to NGSB by Northrop Grumman are considered by management to be reasonable, but may not reflect the expense NGSB would have incurred as a stand-alone company. Since agreements with related parties are by definition not at arm’s length, please disclose an estimate of what the expenses would have been on a stand-alone basis. If you do not believe the expenses would have been materially different, please tell us so and state this in Note 2. See Staff Accounting Bulletin Topic 1:B.1.

Mr. Justin Dobbie
November 24, 2010

Response 52
We acknowledge that the expense allocations referred to represent our historical allocation experience and as such, would not necessarily be indicative of what the comparable costs would be on a stand-alone basis. As requested, we have prepared an estimate of the stand-alone costs for the new entity for comparable functions and services, and we currently expect that they will be substantially consistent with the historical cost allocation amounts.
We have also modified the last sentence in the first paragraph of Note 1 of the Unaudited Condensed Consolidated Financial Statements included in the information statement accordingly.
Note 8. Goodwill and Other Purchased Intangible Assets, page F-35
Comment 53

We note your disclosure that the purchased intangible assets are all contract or program related intangible assets and they are being amortized on a straight-line basis over an aggregate weighted-average period of 40 years. Please tell us and revise Note 8 to explain in further detail the nature of these contract- and program-related intangible assets. Also, please tell us and revise Note 8 to explain why you believe the weighted average useful life of 40 years is appropriate. Your response and revised disclosures should explain why management believes these assets will continue to provide future cash flows for a period of 40 years.
Response 53
The purchased intangible assets described in Note 8 were established in 2001-2002 following the acquisition by Northrop Grumman of Newport News Shipbuilding and the shipbuilding operations of Litton Industries in December 2001 and April 2001, respectively. The amounts recorded reflected the estimated value of the shipbuilding businesses’ unique opportunity to secure future anticipated ship construction, refueling, maintenance and inactivation contracts based on its prior performance experience and the limited number of qualified alternative sources for this work.
The former Litton shipbuilding entities — Ingalls Shipbuilding and Avondale Industries — operated in a competitive environment wherein it was determined that their unique future opportunities could only be estimated for a ten-year period, and as such, the useful lives of these intangibles assets were set at ten years. As of July 2010, the intangible assets for these shipbuilding programs have been fully amortized.
At the former Newport News Shipbuilding, the nuclear aspect of its products creates barriers to entry and the long service life of its products extends the expected useful life of its intangible assets. Nuclear-powered aircraft carriers have a service life of fifty years, require modification and refueling after twenty-five years and require inactivation services at the end of their service lives. Newport News Shipbuilding is the sole producer of nuclear-powered aircraft carriers for the U.S. Navy, the sole provider of nuclear refueling and inactivation services for aircraft carriers and one of two producers of nuclear-powered submarines. Both aircraft carriers and submarines are considered high priority procurements for the U.S. Navy’s fleet, and are typically given among the highest priority for construction and maintenance funds among Navy shipbuilding acquisition programs. Accordingly, Newport News Shipbuilding was assumed to have a significant future role in nuclear-powered aircraft carrier and submarine procurements, and the values of the associated intangibles were estimated to have useful lives extending up to fifty-seven years (the expected construction period and useful life of a nuclear aircraft carrier). The remaining unamortized

Mr. Justin Dobbie
November 24, 2010

intangibles relate principally to the nuclear aircraft carrier intangibles, and have an average remaining unamortized life of forty years.
We have revised Note 8 in the audited annual financial statements, and Note 7 in the Unaudited Condensed Consolidated Financial Statements accordingly.
Note 11. Business Arrangements, page F-39
Comment 54

We note from the disclosure included in Note 11 that during July 2007, the Company and SAIC reorganized their joint venture by dividing AMSEC along customer and product lines. We also note from the disclosure included in Note 11 that this reorganization was treated as a step acquisition for the acquisition of SAIC’s interest in the AMSEC Business, with the company recognizing a pre-tax gain of $23 million in cost of service revenue for the effective sale of its interests in the Divested Businesses. Please tell us and explain in the notes to the Company’s financial statements how the Company calculated or determined the $23 million gain recognized on the disposal of the Divested Businesses. As part of your response and your revised disclosure, please explain how you determined the fair value of any non-cash consideration received as part of the reorganization transaction.
Response 54
Under the realignment and dissolution agreement of the joint venture, we purchased the remainder of the AMSEC Businesses and sold to SAIC the Divested Businesses as described in Note 11. We accounted for the dissolution of the joint venture and resulting acquisition and sale of the joint venture components based upon the relative fair values of the underlying interests.
The fair value of the joint venture components was estimated using the net present value of the discounted cash flows of each component. The resulting amounts indicated that the AMSEC Businesses represented approximately 52% of the total fair value of the joint venture and the Divested Businesses accounted for the remaining 48% of the businesses. The difference between the total fair values of these businesses was equalized by a cash payment by NGSB to SAIC of $8 million.
We recognized a $23 million pre-tax gain based on the difference between the estimated fair value of the portion of the businesses sold to SAIC and the corresponding net book value of the related percentage of our investment in the joint venture. The value assigned to the AMSEC Businesses represents the remaining net book value of NGSB’s investment in the joint venture plus the estimated fair value of the portion of the AMSEC Businesses acquired.
Note 13. Commitments and Contingencies
Co-Operative Agreements, page F-40
Comment 55

We note your disclosure that as of December 31, 2009, you have met all but one requirement under the agreement with the state of Louisiana and if you fail to meet the remaining commitment it could result in cash reimbursement of $39 million to Louisiana. Please tell us and revise your disclosure to indicate whether you expected to meet the remaining commitment at December 31, 2009, and to explain how you would account for

Mr. Justin Dobbie
November 24, 2010

the $39 million cash reimbursement (i.e. would any expense/loss be recognized) if you do not meet the commitment. Also, please tell us if the $51 million liability recorded subsequent to December 31, 2009 disclosed in Note 20 relates to this agreement with Louisiana and failure to meet the remaining commitment. If so, please tell us why you believe it was appropriate to record the liability during 2010 rather than as of December 31, 2009. As part of your response, please tell us the nature of any changes in facts and circumstances that occurred between December 31, 2009 and June 30, 2010.
Response 55
As indicated in our disclosure, the agreement with the State of Louisiana relates to facility improvements and equipment at our Avondale facility. If we failed to meet certain requirements of the agreement, we would be required to reimburse the State for the amounts they had expended. If that were to occur, we would obtain title to the equipment formerly leased, capitalize the amount of the reimbursement as property, plant & equipment, and amortize the cost of the improvements against future operations. At December 31, 2009, having not yet made the decision to wind down our shipbuilding operations at Avondale, NGSB believed that it would be able to meet the requirements in the agreement, based on its most recent annual operating plan. Subsequently in June 2010, the decision was made to wind down our shipbuilding operations in the Avondale Shipyard and NGSB determined that it would not meet certain requirements in the agreement and the full amount due the state was capitalized. This obligation, together with certain asset retirement obligations which became recognizable as a result of the Avondale decision, was accrued and included in the financial statements for the six-month period ended June 30, 2010. The property, plant & equipment aspect of this arrangement has been included in the restructuring and shutdown related cost submission that is discussed in Response 58 below.
We have revised the information statement to (i) include the unaudited interim financial statements for the nine months ended September 30, 2010, (ii) amend footnote 13 of the audited annual financial statements to indicate that we expected to meet the requirements of the agreement with the State of Louisiana as of December 31, 2009, and (iii) amend footnote 20 to clarify that the decision related to the Avondale facility would prevent NGSB from meeting certain requirements in the agreement to the State of Louisiana, thus requiring recognition of the liability.
Note 17. Stock Compensation Plans, page F-48
Comment 56

We note that your stock compensation plans include both stock options and stock grants that have been made to employees of Northrop Grumman Shipbuilding. Please revise Note 17 to include disclosure of:
•	The number and weighted-average exercise prices for each of the following groups of share options: (a) those outstanding at the beginning of the year, (b) those outstanding at the end of the year, (c) those exercisable or convertible at the end of the year, and those (d) granted, (e) exercised or converted, (f) forfeited, or (g) expired during the year.

•	The number and weighted-average grant-date fair value of stock awards, for each of the following groups of equity instruments: (a) those nonvested at the beginning of the year, (b) those nonvested at the end of the year, and those (c) granted, (d) vested, or (e) forfeited during the year.

Mr. Justin Dobbie
November 24, 2010

Response 56
Our employees participate in several Northrop Grumman stock-based award plans that, absent the spin-off transaction, would be settled in Northrop Grumman common stock. We have recorded an immaterial amount of expense related to these stock-based award grants. In connection with the spin-off transaction, the various awards will be converted to an amount of HII stock-based awards, preserving the intrinsic value of the awards based on a conversion rate that has yet to be determined, and for performance-based awards, adjusting the performance criteria to reflect the spin-off. We did not include the requested additional disclosures required by ASC 718-10-50-2 because we believe the amounts are not material and the amounts outstanding will be exchanged as a result of the spin-off. Once the terms of the conversion have been finalized, we will modify the disclosures to include the conversion terms and any required disclosures under ASC 718-10-50-2 related to the HII awards.
Note 18. Related Party Transactions and Parent Company Equity, page F-50
Comment 57

We note your disclosure that the management and support services allocations totaled $82 million, $95 million and $137 million for the years ended December 31, 2009, 2008 and 2007, respectively. Please tell us, and revise your disclosure in MD&A to explain the reasons why this allocation consistently decreased between 2007 and 2009.
Response 57
The cost allocations for management and support services from Northrop Grumman are included within the “Corporate home office and general and administrative expenses” caption that is explained in the MD&A discussion in the information statement. We believe that the cost reduction indicated in Note 18 to the audited annual financial statements for 2008 as compared to 2007 is consistent with the explanation contained in the MD&A discussion for the 2008 period. The cost reduction noted for the 2009 year as compared to 2008 was not separately identified in our previous MD&A commentary as this reduction was more than offset by cost increases in other elements of the corporate home office and general and administrative expense category of costs. The reduction noted was primarily the result of lower employee compensation costs and state income taxes recognized in 2009 as a result of final settlement of prior year overhead cost accruals. As previously indicated, we accrue allowable overhead costs in one accounting period and these costs are finally submitted and validated by the customer in a subsequent period. If adjustments to the prior year cost submissions are required, they are recorded in the period that the adjustments are identified.
We have revised the MD&A discussion of the 2009 change in “Corporate home office and other general and administrative costs” to specify that the indicated increase was partially offset by lower cost allocations for Northrop Grumman management and support services resulting from final settlement of prior period overhead rate submissions.

Mr. Justin Dobbie
November 24, 2010

Note 20. Subsequent Events
Comment 58

We note from the disclosure in Note 20 that in July 2010, Northrop Grumman announced plans to consolidate NGSB’s Gulf Coast operations by winding down the Avondale, Louisiana facility in 2013 after completing LPD-class ships current under construction and future LPD-class ships will be built in a single production line at the Company’s Pascagoula, Mississippi facility. With regards to the planned winding down of operations of the Avondale facility, please tell us and revise the notes to the Company’s financial statements to indicate whether the Company has conducted an updated impairment analysis with respect to the long-lived assets at this facility pursuant to the guidance outlined in ASC 360-10-35-21. If not, please explain why. Also, since it appears that this facility will now be used for a significantly shorter time frame than previously anticipated, please tell us and clarify in the notes to the Company’s financial statements whether this anticipated wind down of operations at the facility had any resultant impact on the useful lives used to depreciate these long-lived assets. We may have further comment upon review of your response and your revised disclosures.
Response 58
As noted in our Response 49, we have included disclosure related to our tests for impairment of our long-lived assets as of June 30, 2010. Also, as indicated in “Note 2—Shipbuilding Strategic Actions” in the Unaudited Condensed Consolidated Financial Statements included in the information statement, we will have substantial restructuring costs related to the decision to wind down shipbuilding operations at the Avondale shipyard. As the cessation of shipbuilding operations approaches, we expect to perform a market appraisal of the Avondale property and to conduct a thorough evaluation of the various means available to disposition the property, including outright sale or lease of the facilities. To date, we have had offers of assistance from the State of Louisiana and the U.S. Navy with regard to finding a new tenant for the site.
In accordance with Federal Acquisition Regulations, we expect the restructuring and facilities shutdown costs will be included in future overhead costs and will be recovered through overhead charges on future work for contracts that are flexibly priced or subject to future price negotiation. Since we believe a substantial portion of the contracts in our Gulf Coast facility meet the requirements for cost recovery, we believe that these costs are recoverable, that we will reach a satisfactory resolution for the treatment of these costs with our customer, that no provision for loss is required and that, based on our expectations regarding the ultimate disposition of the Avondale property, it is not necessary to modify the remaining useful lives of any of the recorded assets in our interim financial statements.
*      *      *      *      *

Mr. Justin Dobbie
November 24, 2010

As requested in your letter, the Company hereby acknowledges that:
(i)	the Company is responsible for the adequacy and accuracy of the disclosure in the Registration Statement on Form 10-12B (the “Filing”);

(ii)	Staff comments or changes to disclosure in response to Staff comments do not foreclose the Commission from taking any action with respect to the Filing; and

(iii)	the Company may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
If you should have any questions or further comments with respect to the Form 10, please direct them to me at (310) 229-1364. Facsimile transmissions may be sent to (310) 202-3232.

Very truly yours, /s/ Mark Rabinowitz Mark Rabinowitz Authorized Officer

cc:	Barbara Becker
Gibson, Dunn & Crutcher LLP
Fax: (212) 351-6202